Short-term borrowings	12 Months Ended
Dec. 31, 2011
Short-term borrowings
10	Short-term borrowings

	December 31
	2010	2011	2011
	RMB	RMB	USD
			(unaudited)

Short-term borrowings from bank	81,000,000	119,953,739	19,037,556

The short-term borrowing of RMB81,000,000 as of December 31, 2010 represented the sum of four borrowings, comprising:

(i)	the borrowing of RMB40,000,000 effective from March 29, 2010 to March 28, 2011 with an annual interest rate of 5.912%; and
(ii)	the borrowing of RMB20,000,000 effective from June 3, 2010 to June 2, 2011 with an annual interest rate of 5. 935%; and
(iii)	the borrowing of RMB20,000,000 effective from September 15, 2010 to July 14, 2011 with an annual interest rate of 5.615%; and
(iv)	the borrowing of RMB1,000,000 effective from June 24, 2010 to June 23, 2011 with an annual interest rate of 5.945%.

The short-term borrowing of RMB119,953,739 as of December 31, 2011 represented the sum of six borrowings, comprising:

(i)	the borrowing of RMB32,100,000 effective from March 29, 2011 to March 28, 2012 with an annual interest rate of 7.257%; and
(ii)	the borrowing of RMB19,853,739 effective from June 20, 2011 to June 19, 2012 with an annual interest rate of 7.544%; and
(iii)	the borrowing of RMB28,000,000 effective from June 29, 2011 to April 28, 2012 with an annual interest rate of 7.544%; and
(iv)	the borrowing of RMB15,000,000 effective from August 26, 2011 to February 25, 2012 with an annual interest rate of 6.893%; and
(v)	the borrowing of RMB15,000,000 effective from September 30, 2011 to March 29, 2012 with an annual interest rate of 7.015%; and
(vi)	the borrowing of RMB10,000,000 effective from November 17, 2011 to November 16, 2012 with an annual interest rate of 6.560%.

The preceding three borrowings were guaranteed by Beijing Sihitech and Mr. Weidong Hong, shareholder and CEO without bearing guarantee fee.

The fourth and fifth borrowings were guaranteed by Mr. Weidong Hong, shareholder and CEO without bearing guarantee fee.

The last borrowing was guaranteed by Yuxinyicheng without bearing gurarantee fee.